Document And Entity Information Document	Sep. 30, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	NORDSTROM, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-15059
Entity Tax Identification Number	91-0515058
Entity Address, Address Line One	1617 Sixth Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	628-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, without par value
Trading Symbol	JWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000072333
Amendment Flag	false